Trading liabilities	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Trading liabilities

23	Trading liabilities

		2018	2017
	Footnotes	$m	$m
Deposits by banks	1, 2	4,871	23,297
Customer accounts	1, 2, 3	8,614	52,595
Other debt securities in issue (Note 25)	4	1,400	40,734
Other liabilities – net short positions in securities		69,546	67,735
At 31 Dec		84,431	184,361

1	‘Deposits by banks’ and ‘Customer accounts’ include repos, stock lending and other amounts.

2
Settlement accounts, cash collateral and margin payables included within ‘Deposits by banks’ and ‘Customer accounts’ were reclassified from ‘Trading liabilities’ to ‘Other liabilities’ on 1 January 2018. This reclassification is to better reflect the nature of these balances and ensure consistency of presentation. Structured liabilities have moved from ‘Trading liabilities’ to ‘Financial liabilities designated at fair value’. Comparative data was not restated as the reclassification is not significant in the context of other changes to the balance sheet resulting from the adoption of IFRS 9. See Note 37 for further details.

3
Structured deposits placed at HSBC Bank USA and HSBC Trust Company (Delaware) National Association are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.

4	‘Other debt securities in issue’ comprises structured notes issued by HSBC for which market risks are actively managed as part of trading portfolios.